SHARE-BASED COMPENSATION - Plans (Details) - shares			1 Months Ended
	Apr. 18, 2022	Mar. 01, 2021	Apr. 30, 2022	Dec. 23, 2020	Dec. 17, 2019
SHARE-BASED COMPENSATION
Number of shares granted to non-employees		41,736
2019 Plan and 2020 Plan
SHARE-BASED COMPENSATION
Vesting period (in years)	3 years
Expiration period (in years)	10 years
2019 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued pursuant to all awards granted					1,960,080
2020 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued pursuant to all awards granted				4,165,310
2022 performance incentive plan
SHARE-BASED COMPENSATION
Initial aggregate amount of ordinary shares that may be issued			1,748,667
Percentage of shares reserved for issuance on outstanding capital stock			4.00%
Shares granted to the management team, employees, and the independent directors	1,698,667